Contract liabilities and deferred income - Schedule of Contract liabilities and deferred income (Detail) - USD ($)		Dec. 31, 2021	Dec. 31, 2020
Contract Liabilities And Deferred Income [Line Items]
Total		$ 32,611,000	$ 30,189,000
Total		37,737,000	34,960,000
Less: non-current portion	[1]	(845,000)	(920,000)
Contract liabilities and deferred income, current portion		36,892,000	34,040,000
Membership subscription
Contract Liabilities And Deferred Income [Line Items]
Total	[2]	35,490,000	31,981,000
Less: non-current portion		(845,000)	(751,000)
Government grants
Contract Liabilities And Deferred Income [Line Items]
Total		172,000	466,000
Less: non-current portion		0	(169,000)
Others
Contract Liabilities And Deferred Income [Line Items]
Total	[2]	$ 2,075,000	$ 2,513,000

[1]	As of December 31, 2020 and 2021, the non-current portion consists of membership subscription of USD751,000 and USD845,000, and government grants of USD169,000 and nil, respectively.
[2]	Contract liabilities were related to unsatisfied performance obligations at the end of the year. Due to the generally short-term duration of the contracts, the majority of the performance obligations are satisfied in the following period. The amount of revenue recognized that was included in contract liabilities balance at the beginning of the year was USD30,189,000 and USD32,611,000 for the years ended December 31, 2020 and 2021, respectively